Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-42681
Entity Registrant Name	QUANTUM X LABS INC.
Entity Central Index Key	0000797542
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Jabotinsky St, Atrium Tower
Entity Address, Address Line Two	18th floor
Entity Address, City or Town	Ramat Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	5252903
City Area Code	972
Local Phone Number	9-774-1505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	QXL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false